RISK MANAGEMENT - Regulatory capital management (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common Equity Tier One Capital	$ 16,798,256
Additional Tier One Capital	2,070,203
Tier One Capital	18,868,459
Tier Two Capital	3,438,652
Deductions	(28,010)
Risk-weighted assets by level of credit	142,407,577
Market risk	11,266,069	$ 14,090,858
Operational risk	10,857,424
Total assets weighted by risk	$ 164,531,070	163,780,811
Regulatory Capital		$ 19,752,122
Basic ordinary solvency ratio	10.21%
Basic additional solvency ratio	11.47%
Capital Adequacy Ratio	13.54%
Combined buffer	5.71%
Leverage value	$ 233,045,670
Leverage ratio	8.10%	7.83%
Basic ordinary equity		$ 12,828,890
Basic additional equity		6,923,232
Credit Risk		$ 149,689,953
Total solvency ratio		12.06%
Technical Capital	$ 22,279,101
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common Equity Tier One Capital	3,976,479
Tier One Capital	3,976,479
Tier Two Capital	464,650
Risk-weighted assets by level of credit	30,661,940
Market risk	3,640,125	$ 2,143,050
Operational risk	1,670,957
Total assets weighted by risk	$ 35,973,022	36,713,290
Regulatory Capital		$ 3,891,274
Basic ordinary solvency ratio	11.05%
Basic additional solvency ratio	11.05%
Capital Adequacy Ratio	12.35%
Combined buffer	6.55%
Leverage value	$ 54,343,878
Leverage ratio	7.32%	8.65%
Basic ordinary equity		$ 3,176,896
Basic additional equity		714,378
Credit Risk		$ 34,570,240
Total solvency ratio		10.60%
Technical Capital	$ 4,441,129
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common Equity Tier One Capital	2,679,376
Tier One Capital	2,679,376
Tier Two Capital	196,830
Risk-weighted assets by level of credit	17,137,233
Market risk	1,925,118	$ 1,130,815
Operational risk	800,880
Total assets weighted by risk	$ 19,863,231	23,640,921
Regulatory Capital		$ 2,475,933
Basic ordinary solvency ratio	13.49%
Basic additional solvency ratio	13.49%
Capital Adequacy Ratio	14.48%
Combined buffer	8.99%
Leverage value	$ 29,656,493
Leverage ratio	9.03%	8.70%
Basic ordinary equity		$ 2,056,501
Basic additional equity		419,432
Credit Risk		$ 22,510,106
Total solvency ratio		10.47%
Technical Capital	$ 2,876,206
Banco Comercial AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common Equity Tier One Capital	1,328,179
Additional Tier One Capital	176
Tier One Capital	1,328,355
Tier Two Capital	67,754
Risk-weighted assets by level of credit	8,781,323
Market risk	1,408,877	$ 1,223,164
Operational risk	614,340
Total assets weighted by risk	$ 10,804,540	12,585,067
Regulatory Capital		$ 1,509,106
Basic ordinary solvency ratio	12.29%
Basic additional solvency ratio	12.29%
Capital Adequacy Ratio	12.92%
Combined buffer	7.79%
Leverage value	$ 17,469,029
Leverage ratio	7.60%	10.72%
Basic ordinary equity		$ 1,348,671
Basic additional equity		160,435
Credit Risk		$ 11,361,903
Total solvency ratio		11.99%
Technical Capital	$ 1,396,109
Corporacion Financiera Colombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common Equity Tier One Capital	10,297,725
Additional Tier One Capital	181
Tier One Capital	10,297,906
Deductions	(49,152)
Risk-weighted assets by level of credit	15,660,907
Market risk	2,352,045	$ 1,983,088
Operational risk	2,112,103
Total assets weighted by risk	$ 20,125,055	15,048,485
Regulatory Capital		$ 5,319,415
Basic ordinary solvency ratio	51.17%
Basic additional solvency ratio	51.17%
Capital Adequacy Ratio	50.93%
Combined buffer	46.67%
Leverage value	$ 22,161,189
Leverage ratio	46.47%	31.51%
Basic ordinary equity		$ 4,741,904
Basic additional equity		577,510
Credit Risk		$ 13,065,397
Total solvency ratio		35.35%
Technical Capital	$ 10,248,754